Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 13,931	$ 11,618
Additions to right-of-use assets	3,792	7,530
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	109	202
Derecognition of right-of-use assets	(22)	(1,245)
Depreciation charged during the year	(3,767)	(3,220)	$ (3,064)
Effect of movements in foreign exchange rates	(198)	(954)
Closing Balance	$ 13,845	$ 13,931	$ 11,618